Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Payables [Abstract]
Government institutions	$ 561	$ 428
Employees and related benefits	120	85
Operating lease liabilities	69	82
Liability to sellers		430	[1]
Revenue Sharing Payment payable	141	140
Accrued expenses and other payables	402	368
Total	$ 1,293	$ 1,533

[1]	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 9 for additional information.